Stockholders Equity and Earnings per Share (Tables)	12 Months Ended
Sep. 30, 2012
Stockholders Equity and Earnings per Share Tables [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
	September 30,
	2012	2011
Pension and postretirement adjustments (See Note 8)	$ (45,828)	$ (47,366)
Foreign currency translation	13,337	(2,501)
Other	(166)	(274)
Total accumulated other comprehensive loss	$ (32,657)	$ (50,141)

Schedule of Weighted Average Number of Shares [Table Text Block]
	September 30,
	2012	2011	2010
Weighted average common shares outstanding — basic	252,906	272,471	282,258
Effect of dilutive securities — stock options and restricted stock	3,997	5,246	4,988
Weighted average common shares outstanding — diluted	256,903	277,717	287,246